Financial instruments and financial risk management - Commodity price risk (Details) - Commodity price risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Sales revenue from silver
Financial instruments and financial risk management [line items]
10% decrease in commodity prices	$ (1,458)	$ (471)
Sales revenue from copper
Financial instruments and financial risk management [line items]
10% decrease in commodity prices	(3,213)	(743)
Sales revenue from zinc
Financial instruments and financial risk management [line items]
10% decrease in commodity prices	(605)	(354)
Sales revenue from lead
Financial instruments and financial risk management [line items]
10% decrease in commodity prices	(1,002)	(105)
Sales revenue from gold
Financial instruments and financial risk management [line items]
10% decrease in commodity prices	$ (297)	$ (928)